Business combinations - Financial Position of the Business Acquired in 2021 (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Dec. 31, 2021	Jul. 31, 2021	Jul. 01, 2021	Apr. 01, 2021
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	R$ 66,788
Short-term investments	431,444
Accounts receivable from card issuers	349,471
Trade and other receivables	213,173
Recoverable taxes	43,927
Prepaid expenses	4,735
Deferred tax assets	47,362
Property and equipment	203,229
Intangible assets	59,439
Intangible assets - Customer relationship	1,493,799
Intangible asset - Software	377,678
Intangible asset - Trademarks and patents	215,352
Other assets	77,937
Total assets	3,584,334
Accounts payable to clients	332,902
Trade accounts payable	111,087
Loans and financing	347,676
Labor and social security liabilities	89,266
Taxes payable	34,645
Deferred tax liabilities	629,058
Provision for contingencies	164,259
Other liabilities	113,280
Total liabilities	1,822,173
Net assets and liabilities	1,762,161
Total	6,872,003
Goodwill	5,109,842
SimplesVet
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				R$ 11,107
Short-term investments				0
Accounts receivable from card issuers				0
Trade and other receivables				96
Recoverable taxes				0
Prepaid expenses				0
Deferred tax assets				0
Property and equipment				179
Intangible assets				0
Intangible assets - Customer relationship				15,924
Intangible asset - Software				2,807
Intangible asset - Trademarks and patents				0
Other assets				137
Total assets				30,250
Accounts payable to clients				0
Trade accounts payable				106
Loans and financing				0
Labor and social security liabilities				566
Taxes payable				0
Deferred tax liabilities				6,369
Provision for contingencies				0
Other liabilities				843
Total liabilities				7,884
Net assets and liabilities				22,366
Total	39,583			39,583
Goodwill				17,217
VHSYS
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				13,731
Short-term investments				0
Accounts receivable from card issuers				0
Trade and other receivables				351
Recoverable taxes				0
Prepaid expenses				0
Deferred tax assets				0
Property and equipment				2,232
Intangible assets				2,522
Intangible assets - Customer relationship				6,134
Intangible asset - Software				14,583
Intangible asset - Trademarks and patents				0
Other assets				109
Total assets				39,662
Accounts payable to clients				0
Trade accounts payable				3,515
Loans and financing				1,525
Labor and social security liabilities				2,019
Taxes payable				0
Deferred tax liabilities				7,044
Provision for contingencies				0
Other liabilities				177
Total liabilities				14,280
Net assets and liabilities				25,382
Total	55,411			55,411
Goodwill				R$ 30,029
Linx
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			R$ 41,618
Short-term investments			431,444
Accounts receivable from card issuers			349,471
Trade and other receivables			212,567
Recoverable taxes			43,927
Prepaid expenses			4,735
Deferred tax assets			47,362
Property and equipment			200,420
Intangible assets			56,917
Intangible assets - Customer relationship			1,471,741
Intangible asset - Software			340,780
Intangible asset - Trademarks and patents			214,578
Other assets			77,367
Total assets			3,492,927
Accounts payable to clients			332,902
Trade accounts payable			107,205
Loans and financing			346,151
Labor and social security liabilities			85,829
Taxes payable			34,635
Deferred tax liabilities			608,749
Provision for contingencies			164,259
Other liabilities			111,233
Total liabilities			1,790,963
Net assets and liabilities			1,701,964
Total	6,737,900		6,737,900
Goodwill			5,035,936
Gross contractual amount			R$ 225,185
Change in property and equipment	20,297
Collact
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		R$ 38
Short-term investments		0
Accounts receivable from card issuers		0
Trade and other receivables		29
Recoverable taxes		0
Prepaid expenses		0
Deferred tax assets		0
Property and equipment		389
Intangible assets		0
Intangible assets - Customer relationship		0
Intangible asset - Software		11,634
Intangible asset - Trademarks and patents		774
Other assets		322
Total assets		13,186
Accounts payable to clients		0
Trade accounts payable		261
Loans and financing		0
Labor and social security liabilities		852
Taxes payable		10
Deferred tax liabilities		4,219
Provision for contingencies		0
Other liabilities		902
Total liabilities		6,244
Net assets and liabilities		6,942
Total	14,116	14,116
Goodwill		7,174
Trampolin
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		294
Short-term investments		0
Accounts receivable from card issuers		0
Trade and other receivables		130
Recoverable taxes		0
Prepaid expenses		0
Deferred tax assets		0
Property and equipment		9
Intangible assets		0
Intangible assets - Customer relationship		0
Intangible asset - Software		7,874
Intangible asset - Trademarks and patents		0
Other assets		2
Total assets		8,309
Accounts payable to clients		0
Trade accounts payable		0
Loans and financing		0
Labor and social security liabilities		0
Taxes payable		0
Deferred tax liabilities		2,677
Provision for contingencies		0
Other liabilities		125
Total liabilities		2,802
Net assets and liabilities		5,507
Total	R$ 24,993	24,993
Goodwill		R$ 19,486